The Company	12 Months Ended
Dec. 31, 2022
The Company
The Company
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Note 1
The Company
ABB Ltd and its subsidiaries (collectively, the Company) together form a technology leader in

electrification
and automation, enabling a more

sustainable and resource-efficient future.

The Company’s solutions connect
engineering know-how and

software to optimize how things

are manufactured, moved, powered

and
operated.